Assets and liabilities included in disposal group classified as held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	£ 333,288	£ 343,277
Intangible assets	3,617	4,327
Other assets	6,192	5,477
Total assets classified as held for sale	3,916	0
Deposits from customers	524,317	525,803
Other liabilities	12,013	13,789
Provisions	1,584	1,544
Total liabilities classified as held for sale	3,164	£ 0
Net assets classified as held for sale	752
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	3,855
Intangible assets	15
Property, plant and equipment	24
Other assets	22
Deposits from customers	3,077
Other liabilities	83
Provisions	£ 4